Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Accumulated other comprehensive income (loss) [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2012		¥ 594,493	¥ 698,771	¥ 1,058,945			¥ (110,652)	¥ (35,132)	¥ 635	¥ (99,819)		¥ 281,896
Gain (loss) on sales of treasury stock			(838)
Issuance and exercise of common stock options			(7,798)
Net income (loss) attributable to NHI shareholders	4,700			4,700
Cash dividends				(7,390)	[1]							(1,420)
Net change during the period							(20,983)
Repurchases of common stock										(2)
Sales of common stock										0
Common stock issued to employees										19,612
Net income attributable to noncontrolling interests	(6,737)											6,737
Other net change in treasury stock										(205)
Accumulated other comprehensive income(loss) attribute to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												(740)
Net unrealized gain (loss) on non-trading securities	(1,032)								(792)
Pension liability adjustment	2,939							3,062
Other net change in noncontrolling interests												4,367
Balance at end of period at Sep. 30, 2012	2,387,447	594,493	690,135	1,056,255		(163,862)	(131,635)	(32,070)	(157)	(80,414)	2,096,607	290,840
Balance at beginning of year at Mar. 31, 2013	2,318,983	594,493	691,264	1,136,523			(38,875)	(28,518)	9,998	(70,514)		24,612
Gain (loss) on sales of treasury stock			(5,439)
Issuance and exercise of common stock options			(3,777)
Net income (loss) attributable to NHI shareholders	104,007			104,007
Cash dividends				(29,652)	[2]							(19)
Net change during the period							26,902
Repurchases of common stock										(32,482)
Sales of common stock										0
Common stock issued to employees										22,662
Net income attributable to noncontrolling interests	(641)											641
Other net change in treasury stock										683
Accumulated other comprehensive income(loss) attribute to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												741
Net unrealized gain (loss) on non-trading securities	1,469								612
Pension liability adjustment	1,302							1,302
Other net change in noncontrolling interests												6,142
Balance at end of period at Sep. 30, 2013	¥ 2,411,306	¥ 594,493	¥ 682,048	¥ 1,210,878		¥ (28,579)	¥ (11,973)	¥ (27,216)	¥ 10,610	¥ (79,651)	¥ 2,379,189	¥ 32,117

[1]	Dividends per share Six months ended September 30, 2012 \2.00, Three months ended September 30, 2012 \2.00
[2]	Dividends per share Six months ended September 30, 2013 \8.00, Three months ended September 30, 2013 \8.00